COMMITMENTS AND CONTINGENCIES (Tables) - Jet Ai Inc [Member]	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES

September 30, 2023
Operating lease right-of-use asset	$2,576,036
Accumulated amortization	(874,884)
Net balance	$1,701,152

Lease liability, current portion	$506,228
Lease liability, long-term	1,150,274
Total operating lease liabilities	$1,656,502

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

As of September 30, 2023, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2023	$274,500
2024	549,000
2025	549,000
2026	503,250
Total future minimum lease payments	1,875,750
Less imputed interest	(219,248)
Maturities of lease liabilities	$1,656,502